Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Organization and Basis of Presentation
1.	ORGANIZATION AND BASIS OF PRESENTATION

The accompanying consolidated financial statements include the financial statements of Concord Medical Services Holdings Limited (the “Company”) and its subsidiaries. The Company and its subsidiaries are collectively referred to as the “Group”.

The Group is principally engaged in the leasing of radiotherapy and diagnostic imaging equipment, the provision of management services to hospitals and since June 2012, hospital operations following the acquisition of Chang’an Hospital Co., Ltd (“CAH”) (note 4) in the People’s Republic of China (“PRC”). The Group develops and operates its business through its subsidiaries. Details of the Company’s subsidiaries as of December 31, 2013 are as follows:

Company	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities
Ascendium Group Limited (“Ascendium”)	September 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding
Our Medical Services Limited (“OMS”)	August 22, 1996	BVI	100%	Investment holding
Medstar Oversea Ltd. (“Medstar Overseas”)	September 22, 2011	BVI	100%	Investment holding
US Proton Therapy Holdings Limited (“Proton BVI”)	May 16, 2011	BVI	100%	Investment holding
US Proton Therapy Holdings Limited (“US Proton”)	June 29, 2011	United States of America	100%	Investment holding
Concord Medical Services (International) Pte. Ltd. (“China Medstar”) (formerly known as China Medstar Pte. Limited)	August 8, 2003	Singapore	100%	Investment holding
Cyber Medical Networks Limited (“Cyber”)	May 26, 2006	Hong Kong	100%	Investment holding
China Medical Services (Holdings) Limited (“CMS Holdings”)	July 18, 2008	Hong Kong	100%	Investment holding
King Cheers Holdings Limited (“King Cheers”)	May 18, 2001	Hong Kong	100%	Investment holding
Shenzhen Aohua Medical Technology and Services Co., Ltd (“AMT”) (AMT merged from formerly known as Shenzhen Aohua Medical Leasing & Services Limited (“AML”) and Shenzhen Aohua Medical Services Co., Ltd (“AMS”))	February 21, 2008	PRC	100%	Leasing of medical equipment and provision of management services
Medstar (Shanghai) Leasing Co., Ltd. (“MSC”)	March 21, 2003	PRC	100%	Leasing of medical equipment and provision of management services
CMS Hospital Management Co., Ltd. (“CHM”)	July 23, 2008	PRC	100%	Provision of management services
Beijing Yundu Internet Technology Co., Ltd. (“Yundu”)	July 26, 2007	PRC	100%	Provision of management services
Tianjin Kangmeng Radiology Equipment Management Co., Ltd. (“TKM”)	April 22, 2010	PRC	100%	Leasing of medical equipment and provision of management services
Xi’AnWanjiehuaxiang Medical Technology Development Co., Ltd. (“CCICC”)	July 06, 2010	PRC	52%	Medical care co-operation with hospital
Shenzhen Lingdun Medical Investment & Management Co., Ltd. (“XLD”)	August 25, 2010	PRC	100%	Leasing of medical equipment
Guangzhou Concord Medical Cancer Hospital Co., Ltd. (“GZ Proton”)	June 29, 2011	PRC	70%	Medical technology research and development, and provision of management and consulting services.
Guangzhou Jinkangshenyou Investment Co., Ltd. (“JKSY”)	August 12, 2010	PRC	100%	Leasing of medical equipment
Beijing Jinweiyikang Technology Co., Ltd. (“JWYK”)	April 26, 2012	PRC	100%	Medical information and technology services
CAH	December 31, 2002	PRC	52%	Hospital medical diagnosis service
CCM (Hong Kong) Medical Investments Limited (“CCM (HK)”)	June 03, 2013	Hong Kong	100%	Investment holding
CMS Radiotherapy Holdings Limited (“CMS (USA)”)	August 13, 2013	United States of America	100%	Investment holding

The Company was incorporated under the laws of the Cayman Islands on November 27, 2007.

On December 16, 2009, the Company completed its initial public offering of 12,000,000 American Depositary Shares (“ADSs”) at US$11.0 per ADS. Each ADS comprises three ordinary shares of the Company. The net proceeds to the Company from the offering amounted to approximately RMB813,938 (US$119,211), net of underwriter commission and issuance costs.

GZ Proton was incorporated by the Group and a third party on June 29, 2011, for purposes of expanding the Group’s business of medical technology research and development as well as provision of management and consultant services. The Group held 90% equity interest in GZ Proton upon incorporation. On June 6, 2013, 20% of equity interest in GZ Proton held by the Group was transferred to an independent third party in exchange for the services to be provided to GZ Proton when GZ Proton commences operations. Up to December 31, 2013, no services have been rendered as GZ Proton has not commenced operations.

On March 9, 2012, the Group acquired 100% of the equity interest in JKSY for a consideration of RMB3,500. The transaction was accounted for as an acquisition of assets as the assets acquired did not constitute a business.

On April 26, 2012, the Group and a third party set up JWYK, for purposes of expanding the Group’s business of medical information and technology services. The Group held 51% of the equity interest in JWYK upon incorporation. On June 28, 2013, the Group acquired the remaining 49% equity interest in JWYK with a consideration of a fixed amount of RMB1,850 plus a contingent amount of RMB3,150 which is payable up to three years after incorporation subject to the achievement of certain conditions. As at December 31, 2013, the conditions have not been fulfilled.

On June 21, 2012, the Group acquired 52% of the equity interest in CAH. The acquisition was accounted for using the purchase method of accounting pursuant to ASC 805, Business Combinations (“ASC 805”).

On June 3, 2013, CCM (HK) was set up as a 100% owned subsidiary of Ascendium. It is an investment holding company and has no business operation of its own.

On August 13, 2013, CMS (USA) was set up as a 100% owned subsidiary of Ascendium. It is an investment holding company and has no business operation of its own.